Consolidated statements of income - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue Table
Health care services	€ 3,455,197,000	€ 3,384,807,000	€ 6,772,505,000	€ 6,593,602,000
Health care products	889,835,000	828,898,000	1,705,084,000	1,595,732,000
Revenue	4,345,032,000	4,213,705,000	8,477,589,000	8,189,334,000
Costs of revenue:
Health care services	2,605,732,000	2,530,570,000	5,111,155,000	4,964,894,000
Health care products	408,378,000	378,891,000	770,224,000	717,447,000
Costs of revenue	3,014,110,000	2,909,461,000	5,881,379,000	5,682,341,000
Gross Profit	1,330,922,000	1,304,244,000	2,596,210,000	2,506,993,000
Operating (income) expenses:
Selling, general and administrative	802,526,000	715,177,000	1,517,683,000	1,393,954,000
(Gain) loss related to divestiture of Care Coordination activities	11,400,000	833,157,000	(11,400,000)	(820,054,000)
Research and development	41,020,000	37,648,000	74,634,000	69,545,000
Income from equity method investees	(22,481,000)	(16,523,000)	(42,514,000)	(34,427,000)
Operating income	521,257,000	1,401,099,000	1,057,807,000	1,897,975,000
Other (income) expense:
Interest income	2,046,000	2,730,000	25,898,000	22,106,000
Interest expense	112,309,000	81,978,000	248,101,000	189,747,000
Income before income taxes	406,902,000	1,316,391,000	835,604,000	1,730,334,000
Income tax expense	92,265,000	261,232,000	193,209,000	345,466,000
Net income	314,637,000	1,055,159,000	642,395,000	1,384,868,000
Net income attributable to noncontrolling interests	60,857,000	61,178,000	117,866,000	112,332,000
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 253,780,000	€ 993,981,000	€ 524,529,418.074142	€ 1,272,536,000
Basic earnings per share (in dollars per share)	€ 0.84	€ 3.24	€ 1.72	€ 4.15313046889187
Fully diluted earnings per share (in dollars per share)	€ 0.84	€ 3.23	€ 1.72	€ 4.14034251985414